UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-9521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEB 28

Date of reporting period: NOVEMBER 30, 2004          (3rdQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2004

Security Description	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 12.6%
Abercrombie & Fitch Co.*	2,800[1]	$127,540
Autoliv, Inc.	2,600	121,524
Comcast Corp.*	4,800[1]	144,192
Darden Restaurants, Inc.	5,200	141,752
Eastman Kodak Co.	3,000[1]	98,130
IAC/InterActiveCorp.*	5,100	125,919
McDonald's Corp.	6,700	205,958
Pulte Homes, Inc.	1,700	93,942
Target Corp.	5,400	276,588
Viacom, Inc., Class B	3,800[1]	131,860
Walt Disney Co. (The)	8,000	215,040
Total Consumer Discretionary		1,682,445

Consumer Staples - 2.4%
Altria Group, Inc.	5,700	327,693

Energy - 13.3%
Baker Hughes, Inc.	5,600[1]	248,248
Chesapeake Energy Corp.	16,300	293,400
ConocoPhillips Co.	2,600	236,574
Exxon Mobil Corp.	10,300	527,875
Kerr-McGee Corp.	5,700	354,711
Nabors Industries, Ltd.*	2,200	114,400
Total Energy		1,775,208

Financials - 27.0%
American International Group, Inc.	3,100	196,385
Bank of America Corp.	10,700	495,089
Bank of New York Co., Inc., (The)	4,900	161,259
Bear Stearns Co., Inc. (The)	1,400	136,612
Capital One Financial Corp.	900[1]	70,722
CIT Group, Inc.	5,200	222,300
Citigroup, Inc.	10,400	465,400
Franklin Resources, Inc.	2,500	164,075
Genworth Financial, Inc., Class A*	5,400	142,020
Goldman Sachs Group, Inc.	2,800	293,328
JPMorgan Chase & Co.	3,900	146,835
Merrill Lynch & Co., Inc.	3,800	211,698
MGIC Investment Corp.	2,600[1]	176,800
Providian Financial Corp.*	8,200[1]	131,610
Prudential Financial, Inc.	1,400	68,530
Safeco Corp.	4,200[1]	203,574
Sovereign Bancorp, Inc.	8,600[1]	187,910
Wachovia Corp.	2,700	139,725
Total Financials		3,613,872

Health Care - 6.3%
AmerisourceBergen Corp.	2,900[1]	170,926
CIGNA Corp.	2,600	182,052
Genzyme Corp.*	2,700[1]	151,227
Johnson & Johnson Co.	1,900	114,608
Pfizer, Inc.	8,100	224,937
Total Health Care		843,750

Industrials - 11.2%
Cooper Industries, Ltd., Class A	800	53,048
Deere & Co.	1,800	129,114
General Electric Co.	17,100	604,656
Grainger (W.W.), Inc.	2,600	160,836
Textron, Inc.	1,700	123,454
Tyco International, Ltd.	5,100	173,247
United Technologies Corp.	2,700	263,466
Total Industrials		1,507,821

Information Technology - 11.1%
Applied Materials, Inc.*	3,200	53,248
Avaya, Inc.*	7,100[1]	116,582
Cisco Systems, Inc.*	3,200	59,872
Citrix Systems, Inc.*	5,700	134,577
Corning, Inc.*	7,700	96,866
EMC Corp.*	9,400	126,148
Hewlett-Packard Co.	3,300	66,000
Intel Corp.	5,700	127,395
International Business Machines Corp.	2,800	263,872
Lam Research Corp.*	5,600	145,656
Microsoft Corp.	6,200	166,222
National Semiconductor Corp.*	3,700[1]	57,202
Seagate Technology, Inc.	4,500	67,410
Total Information Technology		1,481,050

Materials - 4.4%
Dow Chemical Co.	6,700	338,149
Monsanto Co.	3,100	142,662
United States Steel Corp.	2,200	115,192
Total Materials		596,003

Telecommunication Services - 4.9%
Sprint Corp.	9,600	218,976
Verizon Communications, Inc.	7,600	313,348
Western Wireless Corp.*	4,600	124,200
Total Telecommunication Services		656,524

Utilities - 4.7%
AES Corp.*	14,000	171,360
Duke Energy Corp.	6,600	166,848
Exelon Corp.	3,300	137,643
Oneok, Inc.	2,800	78,176
Sempra Energy	1,900[1]	70,262
Total Utilities		624,289

Total Common Stocks
(cost $11,748,710)		13,108,655

Other Investment Companies - 16.3%[2]
Bank of New York Institutional Cash Reserves Fund, 2.09%[3]	1,887,749	1,887,749
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.86%	290,172	290,172
Total Other Investment Companies
(cost $2,177,921)		2,177,921

Total Investments - 114.2%
(cost $13,926,631)		15,286,576

Other Assets, less Liabilities - (14.2)%		(1,895,325)
Net Assets - 100.0%		$13,391,251

Note:	Based on the cost of investments of $13,947,999 for Federal income tax purposes at November 30, 2004, the aggregate gross unrealized appreciation and depreciation were $1,478,151 and $139,574, respectively, resulting in net unrealized appreciation of investments of $1,338,577.

        * Non-income-producing securities.

[1]	Some or all of these shares, amounting to a market value of $1,826,506, or 13.6% of net assets, were out on loan to various brokers.

[2]	Yields shown for an investment company represent the November 30, 2004, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: Janaury 24, 2005

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: January 24, 2005